LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Tables)	12 Months Ended
Dec. 31, 2023
Basic earnings per share [abstract]
Summary of Calculations of Basic and Diluted Loss per Share
The calculations of basic and diluted loss per share are based on:

	2023	2022	2021
	US$’000	US$’000	US$’000
Earnings
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	(518,254)	(446,349)	(403,582)

	Number of shares
	2023	2022	2021
Shares
Weighted average number of ordinary shares in issue during the year used in the basic earnings per share calculation	352,165,418	318,083,913	281,703,291